UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09149

 NAME OF REGISTRANT:                     Eaton Vance Ohio Municipal
                                         Income Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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Eaton Vance Ohio Municipal Income Trust
--------------------------------------------------------------------------------------------------------------------------
Eaton Vance Ohio Municipal Income Trust merged into Eaton Vance Municipal Income Trust during the reporting period.  The proxy voting record of Eaton Vance Ohio Municipal Income Trust for record dates on or before
January 18, 2019 is included in this filing.

During the period, the Fund held no securities which required a proxy vote.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Ohio Municipal Income Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/12/2019